ALLMERICA SELECT

      A Higher Standard_________________________________________________________

[GRAPHIC]                                          . Allmerica Select Acclaim


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                          [LOGO] ALLMERICA FINANCIAL(R)

                              Semi-Annual Report

                                 JUNE 30, 2001

General Information

Officers of Allmerica Financial Life Insurance and
Annuity Company (AFLIAC)

John F. O'Brien, Chairman of the Board
Richard M. Reilly, President and CEO
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
   Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary

Investment Advisers
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
   AIM V.I. Aggressive Growth Fund
   AIM V.I. Blue Chip Fund
   AIM V.I. Value Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
   Alliance Growth and Income Portfolio
   Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Advisers
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
        Equity Index Fund
        Select Investment Grade Income Fund
        Money Market Fund

     Bank of Ireland Asset Management (U.S.) Limited
     U.S. Offices: 20 Horseneck Lane,
     Greenwich, CT 06830
     Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
        Select International Equity Fund

     Cramer Rosenthal McGlynn, LLC
     707 Westchester Avenue, White Plains, NY 10604
        Select Value Opportunity Fund

     J.P. Morgan Investment Management Inc.
     522 Fifth Avenue, New York, NY 10036
        Select Growth and Income Fund

     Jennison Associates LLC
     466 Lexington Street, New York, NY 10017
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Massachusetts Financial Services Company
     500 Boylston Street, Boston, MA 02116
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Putnam Investment Management, Inc.
     One Post Office Square, Boston, MA 02109
        Select Growth Fund

     Schroder Investment Management North
     America Inc.
     787 Seventh Avenue, New York, NY 10019
        Select Emerging Markets Fund

     TCW Investment Management Company
     865 South Figueroa, Los Angeles, CA 90017
        Select Strategic Growth Fund

     T. Rowe Price Associates, Inc.
     100 East Pratt Street, Baltimore, MD 21202
        Select Capital Appreciation Fund

     Western Asset Management Company
     117 East Colorado Blvd.,
     Pasadena, California 91105
        Select Strategic Income Fund

Deutsche Asset Management
885 Third Avenue, 32nd Floor, New York, NY 10022
   Deutsche VIT EAFE Equity Index Fund
   Deutsche VIT Small Cap Index Fund

Eaton Vance Management
255 State Street, Boston, MA 02109
   Eaton Vance VT Floating-Rate Income Fund
   Eaton Vance VT Worldwide Health Sciences Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Growth Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP Contrafund Portfolio
   Fidelity VIP II Growth & Income Portfolio
   Fidelity VIP III Mid Cap Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
   Franklin Small Cap Fund
   Franklin Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
   INVESCO VIF-Dynamics Fund
   INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
   Janus Aspen Aggressive Growth Portfolio
   Janus Aspen Growth Portfolio
   Janus Aspen Growth and Income Portfolio
   Janus Aspen International Growth Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
   Pioneer Fund VCT Portfolio
   Pioneer Real Estate Growth VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
   T. Rowe Price International Stock Portfolio

Zurich Scudder Investments, Inc.
345 Park Avenue, New York, NY 10154
   SVS Dreman Financial Services Portfolio
   Scudder Technology Growth Portfolio

Product Performance Summary

Allmerica Select Acclaim Variable Annuity (AFLIAC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges and the annual contract fee. For returns that do not reflect these deductions, please refer to the individual Portfolio Reviews that follow.

                                                                          Without Surrender                           With Surrender
                                                                    Charge and Contract Fee                  Charge and Contract Fee

                                                                                   10 Years                                 10 Years
                                               Sub-                    10 Years  or Life of                     10 Years  or Life of
                                            Account                     or Life        Sub-                      or Life        Sub-
                                          Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                   Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Equity Index Fund                      11/20/00  -15.86%  12.59%     13.09%      -8.83%   -21.87%  11.90%     13.03%      15.33%
AIT Money Market Fund                      11/20/00    4.58%   4.18%      3.59%       2.53%    -2.87%   3.22%      3.51%      -4.78%
AIT Select Aggressive Growth Fund          11/20/00  -36.07%   2.97%     10.05%     -15.07%   -40.66%   1.99%     10.00%     -21.14%
AIT Select Capital Appreciation Fund       11/20/00   -1.20%   9.13%     15.36%       1.84%    -8.24%   8.33%     15.06%      -5.42%
AIT Select Emerging Markets Fund           11/20/00  -33.36%     N/A     -8.20%     -10.58%   -38.14%     N/A     -9.79%      16.96%
AIT Select Growth Fund                     11/20/00  -29.45%  10.80%     10.65%     -18.28%   -34.50%  10.07%     10.59%     -24.12%
AIT Select Growth and Income Fund          11/20/00  -15.57%   8.07%      9.42%      -7.66%   -21.60%   7.26%      9.35%     -14.25%
AIT Select International Equity Fund       11/20/00  -22.33%   5.67%      6.74%     -12.20%   -27.89%   4.78%      6.47%     -18.46%
AIT Select Investment Grade Income Fund    11/20/00    8.91%   5.50%      6.33%       5.14%     1.16%   4.59%      6.26%      -2.35%
AIT Select Strategic Growth Fund           11/20/00  -44.27%     N/A    -14.09%     -21.12%   -48.28%     N/A    -15.60%     -26.76%
AIT Select Strategic Income Fund           11/20/00      N/A     N/A      7.57%       5.33%       N/A     N/A     -0.09%      -2.18%
AIT Select Value Opportunity Fund          11/20/00   27.65%  12.82%     12.66%      17.64%    19.56%  12.12%     12.59%       9.54%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            11/20/00  -27.57%     N/A      6.30%     -16.98%    32.76%     N/A      4.50%     -22.91%
AIM V.I. Blue Chip Fund                    11/20/00      N/A     N/A    -17.53%     -17.53%       N/A     N/A    -23.43%     -23.43%
AIM V.I. Value Fund                        11/20/00  -20.59%  11.70%     13.78%      -6.99%   -26.27%  10.98%     13.72%     -13.63%

Alliance Variable Products Series
Fund, Inc. (Class B)
Alliance Growth and Income Portfolio       11/20/00   12.65%  16.89%     13.89%      10.35%     4.55%  16.29%     13.83%       2.39%
Alliance Premier Growth Portfolio          11/20/00  -29.21%  15.23%     15.70%     -14.35%   -34.28%  14.60%     15.65%     -20.47%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund        11/20/00  -27.00%     N/A     -1.04%     -15.03%   -32.23%     N/A     -2.51%     -21.10%
Deutsche VIT Small Cap Index Fund          11/20/00   -1.47%     N/A      4.81%       8.55%    -8.49%     N/A      3.33%       0.82%


Performance returns given above are for the Allmerica Select Acclaim Variable Annuity sub-accounts of AFLIAC, and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject in a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Acclaim Variable Annuity (AFLIAC) cont.
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges and the annual contract fee. For returns that do not reflect these deductions, please refer to the individual Portfolio Reviews that follow.


                                                                          Without Surrender                           With Surrender
                                                                    Charge and Contract Fee                  Charge and Contract Fee


                                                                                   10 Years                                 10 Years
                                                Sub-                   10 Years  or Life of                     10 Years  or Life of
                                             Account                    or Life        Sub-                      or Life        Sub-
                                           Inception       1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                    Date    Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund      5/1/01     N/A     N/A      0.30%       0.30%       N/A     N/A     -6.76%      -6.76%
Eaton Vance VT Worldwide Health Sciences Fund 5/1/01     N/A     N/A     -0.02%      -0.02%       N/A     N/A     -7.06%      -7.06%

Fidelity Variable Insurance Products
Fund VIP, VIP II and VIP III (Service Class 2)
Fidelity VIP Equity-Income Portfolio        11/20/00   8.63%  10.25%     13.61%       2.60%     0.90%   9.49%     12.44%      -4.71%
Fidelity VIP Growth Portfolio               11/20/00 -24.69%  12.74%     15.36%     -13.47%   -30.08%  12.05%     15.31%     -19.65%
Fidelity VIP High Income Portfolio          11/20/00 -25.59%  -2.97%      5.40%     -11.26%   -30.91%  -3.93%      5.34%     -17.60%
Fidelity VIP II Contrafund Portfolio        11/20/00 -16.15%  11.77%     15.70%      -9.34%   -22.14%  11.06%     15.43%     -15.81%
Fidelity VIP III Growth & Income Portfolio  11/20/00  -8.41%     N/A     10.14%      -6.82%   -14.95%     N/A      9.25%     -13.47%
Fidelity VIP III Mid Cap Portfolio          11/20/00  -0.20%     N/A     27.94%      -0.26%    -7.31%     N/A     25.90%      -7.37%

Franklin Templeton Variable Insurance
Products Trust (Class 2)
FT VIP Franklin Small Cap Fund              11/20/00 -29.92%  11.90%     14.12%     -14.30%   -34.94%  11.18%     13.67%     -20.42%
FT VIP Mutual Shares Securities Fund        11/20/00  23.50%     N/A     11.33%      17.22%    15.41%     N/A     10.50%       9.13%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                   11/20/00 -32.23%     N/A      9.61%     -21.12%   -37.09%     N/A      8.31%     -26.76%
INVESCO VIF Health Sciences Fund            11/20/00  -4.85%     N/A     15.30%      -5.55%   -11.64%     N/A     14.42%     -12.29%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio     11/20/00 -51.46%   8.76%     14.38%     -31.84%   -54.96%   7.97%     14.22%     -36.72%
Janus Aspen Growth Portfolio                11/20/00     N/A     N/A    -17.68%     -17.68%       N/A     N/A    -23.56%     -23.56%
Janus Aspen Growth and Income Portfolio     11/20/00 -18.22%     N/A     15.73%      -8.94%   -24.06%     N/A     14.24%     -15.44%
Janus Aspen International Growth Portfolio  11/20/00 -32.89%  12.61%     14.48%     -19.15%   -37.70%  11.92%     14.29%     -24.93%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                    5/1/01  -9.25%     N/A      9.47%      -3.74%   -15.64%     N/A      5.72%     -10.52%
Pioneer Real Estate Growth VCT Portfolio      5/1/01  17.69%   9.02%     10.27%       6.52%     9.69%   8.30%      9.99%      -0.98%

Scudder Variable Series II
Scudder Technology Growth Portfolio         11/20/00 -46.34%     N/A      3.30%     -31.59%   -50.21%     N/A      0.20%     -36.49%
SVS Dreman Financial Services Portfolio     11/20/00  29.93%     N/A      3.79%      11.19%    21.83%     N/A      1.90%       3.28%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio 11/20/00 -28.58%   1.56%      3.61%     -15.60%   -33.70%   0.57%      3.31%      -21.63

Performance returns given above are for the Allmerica Select Acclaim Variable Annuity sub-accounts of AFLIAC, and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject in a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                           Allmerica Select Acclaim

Allmerica Select products are offered through Allmerica Financial Life Insurance and Annuity Company. Our parent company, First Allmerica Financial, is the nation's fifth oldest life insurance company. Founded in 1844, First Allmerica Financial has been serving the financial needs of its policyholders for more than 150 years.

Allmerica Select brings together the experience and financial strength of Allmerica Financial Life with the talent of some of the world's leading money managers. It's a powerful combination that can help achieve your financial goals.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.

 Allmerica Select Acclaim is issued by Allmerica Financial Life Insurance and Annuity Company and offered by Allmerica Investments, Inc., member NASD/SIPC.
           Allmerica Select is a division of the issuing companies.


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                         ALLMERICA INVESTMENTS, INC.

              440 Lincoln Street, Worcester, Massachusetts 01653

          [LOGO] ALLMERICA FINANCIAL(R)
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                   ATTN: S130                                  PRESORTED
440 Lincoln Street, Worcester, Massachusetts 01653        BOUND PRINTED MATTER
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Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account (File No. 811-6632), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502795.